Segment Information - Schedule of Key Financial Performance Measures of the Segments (Details) - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Schedule of Key Financial Performance Measures of the Segments [Line Items]
Total revenues	$ 5,842	$ 1,055
Professional fee	(1,673)	(539)
Information technology expenses	(685)	(309)
Office expenses	(433)	(447)
Reversal of provision for expected credit losses	(35)	412
Employee benefits expenses	(1,673)	(4,367)
Referral fee		(139)
Virtual assets service costs	(4,665)
Share of result of an associate	3	(27)
Impairment loss of long-term investments		(259)
Depreciation of property and equipment	(52)	(36)
Amortization of intangible assets	(4)	(15)
Total expenses	(10,487)	(7,348)
Interest income	6	34
Other income	5	4
Total other income	11	38
Income (loss) before income tax expense	(4,634)	(6,255)
Total assets	383,166		$ 12,308
Total liabilities	(14,171)		$ (7,577)
Operating Segments [Member]
Schedule of Key Financial Performance Measures of the Segments [Line Items]
Revenues- excluding related party income	5,514	645
Revenues - related party income		30
Total revenues	5,842	1,055
Marketing and promotion expenses	(515)	(934)
Commission and handling expenses	(133)	(18)
Professional fee	(1,673)
Information technology expenses	(685)
Office expenses	(433)
Reversal of provision for expected credit losses	(35)	412
Employee benefits expenses	(1,673)	(4,367)
Referral fee		(139)
Virtual assets service costs	(4,665)
Share of result of an associate	3	(27)
Impairment loss of long-term investments		(259)
Depreciation of property and equipment		(36)
Amortization of intangible assets		(15)
General and administrative expenses	(678)	(1,965)
Total expenses	(10,487)	(7,348)
Interest income	6	34
Other income	5	4
Total other income	11	38
Income (loss) before income tax expense	(4,634)	(6,255)
Total assets	383,166	13,112
Total liabilities	(14,171)	(7,100)
Net assets (liabilities)	368,995	6,012
Related Party [Member] | Operating Segments [Member]
Schedule of Key Financial Performance Measures of the Segments [Line Items]
Revenues - related party income	328	380
Traditional financial services segment [Member]
Schedule of Key Financial Performance Measures of the Segments [Line Items]
Revenues- excluding related party income	334	630
Revenues - related party income		30
Total revenues	662	1,040
Marketing and promotion expenses
Commission and handling expenses	(93)	(18)
Professional fee	(115)
Information technology expenses	(32)
Office expenses	(68)
Reversal of provision for expected credit losses	(24)	6
Employee benefits expenses	(1,227)
Referral fee		(139)
Virtual assets service costs
Share of result of an associate
Impairment loss of long-term investments
Depreciation of property and equipment
Amortization of intangible assets
General and administrative expenses	(181)	(320)
Total expenses	(1,740)	(471)
Interest income	4
Other income
Total other income	4
Income (loss) before income tax expense	(1,074)	569
Total assets	8,254	7,493
Total liabilities	(4,928)	(6,191)
Net assets (liabilities)	3,326	1,302
Traditional financial services segment [Member] | Related Party [Member]
Schedule of Key Financial Performance Measures of the Segments [Line Items]
Revenues - related party income	328	380
Web3-related services segment [Member]
Schedule of Key Financial Performance Measures of the Segments [Line Items]
Revenues- excluding related party income	5,180	15
Revenues - related party income
Total revenues	5,180	15
Marketing and promotion expenses	(4)
Commission and handling expenses	(40)
Professional fee	(248)
Information technology expenses	(369)
Office expenses	(29)
Reversal of provision for expected credit losses	(11)
Employee benefits expenses	(406)
Referral fee
Virtual assets service costs	(4,665)
Share of result of an associate
Impairment loss of long-term investments
Depreciation of property and equipment
Amortization of intangible assets
General and administrative expenses	(192)	(45)
Total expenses	(5,964)	(45)
Interest income	2
Other income
Total other income	2
Income (loss) before income tax expense	(782)	(30)
Total assets	16,608	14
Total liabilities	(8,925)
Net assets (liabilities)	7,683	14
Web3-related services segment [Member] | Related Party [Member]
Schedule of Key Financial Performance Measures of the Segments [Line Items]
Revenues - related party income
Corporate [Member]
Schedule of Key Financial Performance Measures of the Segments [Line Items]
Revenues- excluding related party income
Revenues - related party income
Total revenues
Marketing and promotion expenses	(511)	(934)
Commission and handling expenses
Professional fee	(1,310)
Information technology expenses	(284)
Office expenses	(336)
Reversal of provision for expected credit losses		406
Employee benefits expenses	(40)	(4,367)
Referral fee
Virtual assets service costs
Share of result of an associate	3	(27)
Impairment loss of long-term investments		(259)
Depreciation of property and equipment		(36)
Amortization of intangible assets		(15)
General and administrative expenses	(305)	(1,600)
Total expenses	(2,783)	(6,832)
Interest income		34
Other income	5	4
Total other income	5	38
Income (loss) before income tax expense	(2,778)	(6,794)
Total assets	358,304	5,605
Total liabilities	(318)	(909)
Net assets (liabilities)	357,986	4,696
Corporate [Member] | Related Party [Member]
Schedule of Key Financial Performance Measures of the Segments [Line Items]
Revenues - related party income